Lease Liabilities - Summary of Lease Liabilities (Details) - CAD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Less current portion of lease liabilities	$ (9,530)	$ (7,194)
Long-term portion of lease liabilities	13,587	$ 15,277
Lease Liabilities
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance at January 1, 2022	22,471
Interest expense	782
Payments	(392)
Lease modification and other remeasurements	143
Effect of foreign exchange differences	113
Balance at June 30, 2022	23,117
Less current portion of lease liabilities	(9,530)
Long-term portion of lease liabilities	$ 13,587